Cover	Nov. 05, 2026
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	KVH Industries, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-28082
Entity Tax Identification Number	05-0420589
Entity Address, Address Line One	500 Wood Street
Entity Address, Address Line Two	Unit 320, 1st Floor
Entity Address, City or Town	Bristol
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02809
City Area Code	401
Local Phone Number	847-3327
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	KVHI
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001007587
Amendment Flag	false